Property and Equipment - Pay TV Satellites (Details) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Property and Equipment
Number of other satellites to be relocated in the event of failure or loss of any satellite | item					1
Depreciation and amortization	$ 228,963	$ 237,248	$ 441,217	$ 461,143	$ 907,687	$ 956,101	$ 905,987
FCC authorizations	$ 635,794		$ 635,794		635,794	635,794
DBS Licenses
Property and Equipment
FCC authorizations					611,794	611,794
MVDDS Licenses
Property and Equipment
FCC authorizations					$ 24,000	$ 24,000
Minimum
Property and Equipment
Depreciable life of assets					1 year
Maximum
Property and Equipment
Depreciable life of assets					40 years
EchoStar XIV
Property and Equipment
Depreciable life of assets					15 years
EchoStar XV
Property and Equipment
Depreciable life of assets			15 years		15 years
EchoStar XVIII
Property and Equipment
Depreciable life of assets			15 years		15 years
EchoStar XVI
Property and Equipment
Option to renew the lease for an additional period			5 years		6 years
Another option to renew the lease if renewal option exercised			5 years		5 years